Commitments and Contingencies (Summary of Contractual Amounts with Regard to Undrawn Commitments) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2020	Mar. 31, 2019
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments		¥ 77,323	¥ 77,635
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	[1]	76,633	76,857
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments		¥ 690	¥ 778

[1]	Commitments to extend credit include commitments to invest in securities.